Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 30, 2012
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE INTERNATIONAL EQUITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in
		the section entitled "Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate
		of the Fund was 54.85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.85%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods  indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its assets in equity of non-U.S.
issuers. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  The Fund primarily invests its assets in common stock of issuers located in developed markets.
Generally, the Fund limits its investments in any country to 25% or less of its total assets, except that the Fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

The Fund's sub-advisor, Acadian Asset Management LLC ("Acadian"), uses stock factors in an effort to predict how well each security will perform relative to its region/industry peer group and applies separate models to forecast peer group returns. The two forecasts are then combined to determine a world-relative return forecast for each stock in the allowable universe, and Acadian uses a sophisticated portfolio optimization system to trade off the expected return of the stocks with such considerations as the client's benchmark index, desired level of risk, transaction cost estimates, available liquidity, and other requirements. Acadian considers selling a security whose forecast has deteriorated and may adjust its buy and sell decisions based on shifts in the risk characteristics of a stock relative to other potential substitutes, the
		overall portfolio and the benchmark.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. Because the Fund may invest a large portion of its assets in securities of companies located in Japan and the United Kingdom, the Fund's performance may be impacted by social, political, and economic conditions within Japan and the United Kingdom. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S.
markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and
		risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the  Fund's average annual total returns for 1 year, 5 years, and since inception compare with the MSCI EAFE Index.
The bar chart does not reflect any sales charges, which would reduce your return.
For information on the prior history of the Fund, please see the section entitled
"The Trust" in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the MSCI EAFE Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone International Equity Fund - Institutional shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +22.88% Third Quarter 2008 -23.46% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 11.83%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Institutional
		shares and after-tax returns for other Classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.73%)
5 Years	rr_AverageAnnualReturnYear05	(4.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.75%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,032
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.52%)
5 Years	rr_AverageAnnualReturnYear05	(7.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	764
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,077
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	764
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,077
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.98%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.84%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,016
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,278
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.23%)
5 Years	rr_AverageAnnualReturnYear05	(6.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,100
Annual Return 2006	rr_AnnualReturn2006	24.55%
Annual Return 2007	rr_AnnualReturn2007	12.62%
Annual Return 2008	rr_AnnualReturn2008	(47.06%)
Annual Return 2009	rr_AnnualReturn2009	23.01%
Annual Return 2010	rr_AnnualReturn2010	10.35%
Annual Return 2011	rr_AnnualReturn2011	(11.01%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.46%)
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	(6.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(12.32%)
5 Years	rr_AverageAnnualReturnYear05	(7.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(7.18%)
5 Years	rr_AverageAnnualReturnYear05	(5.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005

[1]	Class C shares commenced operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14%, and 0.99%, for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[4]	"Other Expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.